Risk management (Details 11) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 7,996,000,000	$ 10,467,000,000
Marketable securities	4,337,000,000	694,000,000
Aa Credit Grades One [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		1,152,000,000
A Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,806,000,000	1,145,000,000
Marketable securities	820
B B B Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	212,000,000	2,308,000,000
B B Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	917,000,000	3,672,000,000
Marketable securities	205,000,000
Aaa Point Br Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,034,000,000	530,000,000
Marketable securities	3,311,000,000	694,000,000
Aa Point Br Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	1,000,000	1,639,000,000
Marketable securities	1,000,000
Other Credit Grades [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 26,000,000	$ 21,000,000